Trade and Other Payables	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables	TRADE AND OTHER PAYABLES
Trade and other payables consisted of the following:

Trade and other payables - Total	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Trade payables (*)	32,753	20,337	12,304
Social security costs payables	3,598	4,477	4,087
VAT payables	2	314	23,725
Taxes payables	487	319	744
Other payables	527	569	579
TOTAL	37,368	26,015	41,438

Trade and other payables - Current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Trade payables	32,753	20,337	12,304
Social security costs payables	3,598	4,477	4,087
VAT payables	2	314	23,725
Taxes payables	487	319	744
Other payables	76	118	128
TOTAL	36,917	25,564	40,988

Trade and other payables - Non current	As of
(in € thousands)	2019/12/31	2020/12/31	2021/12/31
Trade payables	—	—	—
Social security costs payables	—	—	—
VAT payables	—	—	—
Taxes payables	—	—	—
Other payables	450	450	450
TOTAL	450	450	450

(*) Of which : Accrued expenses	18,682	13,809	6,201
At December 31, 2021, trade payables amounted to €12,304 (€20,337 at December 31, 2020). This change is due to the reduction in operating expenses.
Trade payables include a significant portion of accrued expenses (€6,201 and €13,809 at December 31, 2021 and 2020 respectively), relating to yet unbilled amounts from the clinical trial sites via the Clinical Research Organizations (CROs) in charge of the Company's clinical trials.
The timeframe in which those invoices will be received by the Company is unknown and may be spread out over a long period after the services have been performed.
While at December 31, 2020, accrued expenses related to RESOLVE-IT, amounted to $9.6 million (€7.8 million) and €2.3 million, i.e. a total of €10.1 million, at December 31, 2021, they amounted to $0.9 million (€0.8 million) and €0.4 million, i.e. a total of €1.2 million). This reduction reflects the increase in RESOLVE-IT clinical trial sites closures following the decision taken mid-2020 to discontinue this study.
The VAT debt amounted to €23,725 at December 31, 2021 (€314 at December 31, 2020). This increase is related to the VAT amount collected on the upfront payment received from Ipsen in December 2021.